Shareholder Report, Holdings (Details) - C000246657	Dec. 31, 2025
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barclays Bank PLCFR_06748U347
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
UBS AGFR_90304M402
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	36.50%
SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SectorEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%